Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of income before income tax
Income (loss) before income taxes for the Company’s U.S. and non-U.S. operations was as follows:

(In millions)	2019	2018	2017
U.S.	$190.2	$190.8	$(119.8)
Non-U.S.	51.4	56.9	33.3
Income (loss) before income taxes	$241.6	$247.7	$(86.5)

Schedule income tax provision (benefit)
The income tax provision (benefit) was as follows:

(In millions)	2019	2018	2017
Current:
Federal	$2.2	$1.0	$(0.8)
State	0.2	(0.8)	(1.3)
Foreign	8.1	10.1	6.2
Total	10.5	10.3	4.1
Deferred:
Federal	(4.6)	1.3	2.4
State	(40.4)	(0.5)	(14.4)
Foreign	6.0	(0.1)	1.1
Total	(39.0)	0.7	(10.9)
Income tax provision (benefit)	$(28.5)	$11.0	$(6.8)

Schedule of effective income tax rate reconciliation
The following is a reconciliation of income taxes computed at the statutory U.S. Federal income tax rate to the actual effective income tax provision (benefit):

(In millions)	2019	2018	2017
Taxes computed at the federal rate	$50.7	$52.0	$(30.3)
Goodwill impairment	—	—	36.6
State and local income taxes, net of federal tax benefit	0.3	(0.5)	—
Valuation allowance	(90.1)	(48.0)	(14.5)
Repatriation of foreign earnings (GILTI starting in 2018)	3.5	5.4	14.2
Restructuring	4.2	—	—
Impacts of U.S. Tax Act	—	5.9	(4.1)
Foreign earnings taxed at different rate	2.7	3.2	(3.5)
Adjustment to prior years’ taxes	—	(5.8)	(5.2)
Withholding taxes	2.7	2.7	2.2
Preferential tax rate	(4.1)	(4.8)	(3.7)
Other	1.6	0.9	1.5
Income tax provision (benefit)	$(28.5)	$11.0	$(6.8)

Schedule of deferred tax assets and liabilities
Deferred income taxes result from temporary differences in the recognition of income and expense for financial and income tax reporting purposes, and differences between the fair value of assets acquired in business combinations accounted for as purchases for financial reporting purposes and their corresponding tax bases. Deferred income taxes represent future tax benefits or costs to be recognized when those temporary differences reverse. The categories of assets and liabilities that have resulted in differences in the timing of the recognition of income and expense at December 31, 2019 and 2018 were as follows:

(In millions)	2019	2018
Deferred income tax assets
Pensions	$155.5	$159.4
Postretirement benefits other than pensions	83.8	87.3
Net operating loss tax carryovers	264.4	307.5
Tax credits	42.6	49.7
Other items	86.1	69.7
Gross deferred income tax assets	632.4	673.6
Valuation allowance for deferred tax assets	(94.5)	(194.8)
Total deferred income tax assets	537.9	478.8
Deferred income tax liabilities
Bases of property, plant and equipment	364.2	371.5
Inventory valuation	65.5	67.1
Bases of amortizable intangible assets	23.7	29.9
Other items	27.0	14.5
Total deferred tax liabilities	480.4	483.0
Net deferred tax asset (liability)	$57.5	$(4.2)

Schedule of NOL's and tax credits
The following summarizes the carryforward periods for the tax attributes related to NOLs and credits by jurisdiction.

($ in millions, U.S. and U.K. NOL amounts are pre-tax and all other items are after-tax)
Jurisdiction	Attribute	Amount	Expiration Period	Amount expiring within 5 years	Amount expiring in 5-20 years
U.S.	NOL	$766	20 years	$—	$766
U.S.	Foreign Tax Credit	$30	10 years	$7	$23
U.S.	Research and Development Credit	$2	20 years	$—	$2
State	NOL	$136	Various	$30	$106
State	Credits	$11	Various	$3	$8
U.K.	NOL	$23	Indefinite	$—	$—
Poland	Economic Zone Credit	$2	7 years	$—	$2

Schedule of income taxes paid
Income taxes paid and amounts received as refunds were as follows:

(In millions)	2019	2018	2017
Income taxes paid	$15.1	$9.7	$10.4
Income tax refunds received	(9.2)	(1.6)	(7.1)
Income taxes paid, net	$5.9	$8.1	$3.3

Schedule of changes in unrecognized income tax benefits	The changes in the liability for unrecognized income tax benefits for the years ended December 31, 2019, 2018 and 2017 were as follows:

(In millions)	2019	2018	2017
Balance at beginning of year	$14.7	$14.7	$22.7
Increases in prior period tax positions	—	—	—
Decreases in prior period tax positions	—	(0.1)	(0.7)
Increases in current period tax positions	0.9	0.7	0.7
Expiration of the statute of limitations	(1.2)	(0.6)	(0.4)
Settlements	—	—	(7.6)
Balance at end of year	$14.4	$14.7	$14.7

Summary of income tax examinations	A summary of tax years that remain subject to examination, by major tax jurisdiction, is as follows:

Jurisdiction	Earliest Year Open to Examination
U.S. Federal	2018
States:
Pennsylvania	2016
Foreign:
China	2016
Poland	2013
United Kingdom	2017